15. Trade and Other Receivables (Details - Receivables) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade And Other Receivables Details Abstract
Trade receivables, net	$ 53,753	$ 136,224	$ 154,642
Other receivables (taxes receivable, unbilled revenue and maintenance charges)	265,264	325,089	652,724
Less: bad debt provision	(89,886)	(54,303)	(50,426)	$ (488,978)
Total trade and other receivables, net current portion	229,131	407,010	756,940
Other receivables - taxes receivables	3,176	0	143,137
Total trade and other receivables, net non-current portion	$ 3,176	$ 0	$ 143,137